SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 189,403	$ 192,583	$ 291,066
Public company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments	57,143	57,143
Private company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 132,260	$ 135,440